Advisors Series Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

November 03, 2026

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
SBH Equity Fund (S000005062)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), and the regulations thereunder, the Trust on behalf of its series, the SBH Equity Fund (formerly the Capital Advisors Growth Fund), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment dated October 30, 2026, and filed electronically as Post-Effective Amendment No. 1209 to the Trust’s Registration Statement on Form N-1A on October 30, 2026.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (213) 356-2006.

Sincerely,

/s/ Lillian A. Kabakali
Lillian A. Kabakali
Vice President and Secretary
Advisors Series Trust

Enclosure